Restatement To Reflect A Discussion of Current Company Operations	12 Months Ended
Aug. 31, 2017
Equity [Abstract]
Restatement To Reflect A Discussion of Current Company Operations

NOTE 13 – RESTATEMENT TO REFLECT A DISCUSSION OF CURRENT COMPANY OPERATIONS

The accompanying financial statements for the years ended August 31, 2017 and 2016 as originally issued have been restated to reflect “Current Company Operations” as discussed in NOTE 1 – ABOUT THE COMPANY above.